Related-party transactions	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Related-party transactions
Related-party transactions

The following is a summary of the balances and transactions with related parties:

Related party	Relationship	Description of transaction	Income (loss) included in the statement of income			Balance receivable (payable)/(equity)
			2019	2018	2017	2019	2018
Directors and senior management	Employment	Compensation selected employees	(5,232)	(7,122)	(7,040)	(15,499)	(16,353)

Girasoles del Plata S.A (ii)	Joint venture	Receivable from related parties (Note 19) (i)	—	—	—	—	8,337
		Payables (Note 26)	—	—	—	—	(194)
		Sales of goods	—	456	2,487	—	—
		Services	—	210	88	—	—
		Interest income	—	242	308	—	—

(i)	It includes US$ 8 million of a loan that accruing a 3% interest rate per year with the final maturity in 2022.

(ii)	Since February 2019, Girasoles del Plata S.A. (formerly CHS Agro S.A.) is fully part of the Group.